INCOME TAXES	12 Months Ended
Dec. 31, 2024
Income Taxes [Abstract]
INCOME TAXES	NOTE 10: INCOME TAXES
The current tax payable (recoverable) is based on taxable profit
(loss) for the year. Taxable profit differs from profit as reported in the consolidated statements of operations because it excludes items of income or expense that are taxable or deductible in other years or are never taxable or deductible. The Company’s current income tax expense (benefit) is calculated using tax rates that have been enacted or substantively enacted as of the date of the consolidated statements of financial position.
Tax is charged or credited to the consolidated statements of operations, except when it relates to items charged or credited to other comprehensive income or directly to equity, in which case the tax is recognized in other comprehensive income or in equity.
Deferred tax is recognized on differences between the carrying amounts of assets and liabilities, in the consolidated financial statements and the corresponding tax basis used in the
computation of taxable profit, and is accounted for using the statements of financial position liability method. Deferred tax liabilities are generally recognized for all taxable temporary differences, and deferred tax assets are generally recognized for all deductible temporary differences and net operating loss carry forwards to the extent that it is probable that taxable profits will be available against which those deductible temporary
differences can be utilized. Such assets and liabilities are not recognized if the taxable temporary difference arises from the initial recognition of non-deductible goodwill or if the differences arise from the initial recognition (other than in a business combination) of other assets and liabilities in a transaction that affects neither the taxable profit nor the profit reported in the consolidated statements of operations.
Deferred tax liabilities are recognized for taxable temporary differences associated with investments in subsidiaries,
associates and joint ventures, except if the Company is able to control the reversal of the temporary difference and it is
probable that the temporary difference will not reverse in the foreseeable future. Deferred tax assets arising from deductible temporary differences associated with such investments are
only recognized to the extent that it is probable that there will be sufficient taxable profits against which the benefits of the temporary differences can be utilized and are expected to
reverse in the foreseeable future.
Deferred tax assets and liabilities are measured at the tax rates that are expected to apply in the period in which the liability is settled or the asset realized, based on tax rates (and tax laws)
that have been enacted or substantively enacted at the
consolidated statements of financial position date. The
measurement of deferred tax assets and liabilities reflects the tax consequences that would result from the manner in which
the Company expects, at the reporting date, to recover or settle the carrying amount of its assets and liabilities.
The carrying amount of deferred tax assets is reviewed at each consolidated statements of financial position date and reduced to the extent that it is no longer probable that sufficient taxable profits will be available to enable all or part of the asset to be recovered. The Company reviews the deferred tax assets in the different jurisdictions in which it operates to assess the
possibility of realizing such assets based on projected taxable profit, the expected timing of the reversals of existing temporary differences, the carry forward period of temporary differences and tax losses carried forward and the implementation of
planning strategies. Due to the numerous variables associated with these judgments and assumptions, both the precision and reliability of the resulting estimates of the deferred tax assets are subject to substantial uncertainties. In case a history of recent losses is present, the Company considers whether
convincing other evidence exists, such as the character of
(historical) losses and planning opportunities, to support the deferred tax assets recognition.
Deferred tax assets and liabilities are offset when there is a legally enforceable right to set off current tax assets against current tax liabilities, when they relate to income taxes levied by the same taxation authority and when the Company intends to
settle its current tax assets and liabilities on a net basis.
Uncertain (income) tax positions are periodically assessed by the Company based on management’s best judgment given any
changes in the facts, circumstances and information available and applicable tax laws. When it is probable that the position taken in the tax return will not be accepted by the tax authorities, the Group establishes provisions based on the most likely
amount of the liability (recovery) or weighted average of various possible outcomes to reflect the effect of the uncertainty in determining the related taxable profit (tax loss), tax bases, unused tax losses, unused tax credits or tax rates, to the extent that a reliable estimate can be made.
The Company has adopted International Tax Reform – Pillar
Two Model Rules (Amendments to IAS 12 upon their release on
May 23, 2023). The Amendments provide a temporary
mandatory exception from deferred tax accounting for the top-up tax, which is effective immediately, and require disclosures about the Pillar Two exposure from December 31, 2023. The
Company has applied a temporary mandatory relief from
deferred tax accounting for the impacts of the top-up tax and accounts for it as a current tax when incurred.
Pillar Two legislation has been enacted or substantively enacted in the jurisdiction of ArcelorMittal S.A., the ultimate parent of the
Group, and in certain other jurisdictions where the Company
operates. The legislation is effective for the Company’s financial year beginning January 1, 2024.  Based on the applicable
criteria, the Company is subject to Pillar Two minimum tax.
10.1    Income tax expense
The components of income tax expense (benefit) are
summarized as follows:

	Year ended December 31,
	2024	2023	2022
Total current tax expense [1]	1,025	1,008	2,080
Total deferred tax expense (benefit)	510	(770)	(363)
Total income tax expense	1,535	238	1,717
The following table reconciles the expected tax expense at the statutory rates applicable in the countries where the Company operates to the total income tax expense as calculated:

	Year ended December 31,
	2024	2023	2022
Net income (loss) (including non- controlling interests)	1,380	1,022	9,538
Income tax expense	1,535	238	1,717
Income before tax	2,915	1,260	11,255
Tax expense at the statutory rates applicable to income in the countries [2]	582	454	2,818
Permanent items	(31)	(101)	(303)
Rate changes	370	—	—
Net change in measurement of deferred tax assets	182	(423)	(1,154)
Tax effects of foreign currency translation	(21)	(20)	(34)
Tax credits	(16)	(26)	(22)
Other taxes	219	324	394
Others	250	30	18
Income tax expense	1,535	238	1,717
1.For the year ended December 31, 2024, current income tax expense includes
6 of top-up tax in relation to Pillar Two taxation.
2.Tax expense at the statutory rates is based on income before tax excluding income from investments in associates, joint ventures and other investments.
ArcelorMittal’s consolidated income tax expense is affected by the income tax laws and regulations in effect in the various countries in which it operates and the pre-tax results of its subsidiaries in each of these countries, which can change from year to year. ArcelorMittal operates in jurisdictions, mainly in
Eastern Europe and Asia, which have a structurally lower
corporate income tax rate than the statutory tax rate as enacted in Luxembourg (23.87%), as well as in jurisdictions, mainly in
Brazil and Mexico, which have a structurally higher corporate income tax rate.

Permanent items	Year ended December 31,
	2024	2023	2022
Taxable reversals of (tax deductible) write-downs on shares and receivables	—	(647)	(109)
Non-deductible loss on disposal of Kazakhstan operations	—	573	—
Juros sobre o Capital Próprio	(4)	(117)	(229)
Other permanent items	(27)	90	35
Total permanent items	(31)	(101)	(303)
Taxable reversals of (tax deductible) write-downs on shares and receivables: in connection with the Company's impairment test for goodwill and property, plant and equipment, the
recoverability of the carrying amounts of investments in shares and intragroup receivables is also reviewed annually, resulting in tax deductible write-downs, or taxable reversals of previously recorded write-downs, of the values of loans and shares of
consolidated subsidiaries in Luxembourg.
Juros sobre o Capital Próprio: Corporate taxpayers in Brazil, which distribute a dividend can benefit from a tax deduction corresponding to an amount of interest calculated as a yield on capital. The deduction is determined as the lower of the interest as calculated by application of the Brazilian long term interest rate on the opening balance of capital and reserves, and 50% of the income for the year or accumulated profits from the previous year. For accounting purposes, this distribution of interest on capital is regarded as a dividend distribution, while for Brazilian tax purposes it is regarded as tax deductible interest.
Non-deductible loss on disposal of Kazakhstan operations: the
Company recorded 0.9 billion impairment charges and 1.5 billion foreign exchange translation losses in connection with the
divestment of its operations in Kazakhstan in 2023. Both items were non-deductible for tax purposes, see note 2.3.
Rate changes
The 370 tax expense resulting from rate changes in 2024 is due to the decrease from 24.94% to 23.87% of the statutory tax rate as enacted in Luxembourg and applied to deferred taxes.
Net change in measurement of deferred tax assets
The 2024 net change in measurement of deferred tax assets of
182 mainly consists of (i) recognition of deferred tax assets in
Luxembourg of (381) mainly due to the utilization of
unrecognized tax losses carried forward, and (ii) net
unrecognition of 563 of deferred tax assets related to negative results for the year in other tax jurisdictions.
The 2023 net change in measurement of deferred tax assets of
(423) mainly consisted of (i) recognition of deferred tax assets in
Luxembourg of (314) including recognition of tax losses carried forward based on revised taxable income forecast of (366) and net recognition  of (109), of deferred tax assets in other tax jurisdictions, including (292) recognition related to higher future profits expectation.
The 2022 net change in measurement of deferred tax assets of
(1,154) mainly consists of recognition of deferred tax assets in
Luxembourg of (1,227) including mainly (676) effect of the
utilization of unrecognized tax losses carried forward following higher profitability of the current year (net of write-downs of shares), (579) recognition of tax losses carried forward based on revised taxable income forecast, derecognition of deferred tax assets on losses and deductible temporary differences in
Ukraine of 178, and (105) utilization of deferred tax assets in other tax jurisdictions, following profits generated during the year.
Tax effects of foreign currency translation
The tax effects of foreign currency translation of (21), (20) and
(34) at December 31, 2024, 2023 and 2022, respectively, refer mainly to deferred tax assets and liabilities of certain entities with a different functional currency than the currency applied for tax filing purposes.
Tax credits
The tax credits are mainly attributable to the Company’s
operating subsidiaries in Brazil. They relate to credits claimed on foreign investments, credits for research and development and other credits.
Other taxes
Other taxes mainly include withholding taxes on dividends,
services, royalties and interests as well as mining duties in
Canada and Mexico, state tax, Corporate Alternative Minimum
Tax ("CAMT"), Base Erosion and Anti-Abuse Tax ("BEAT") in the
United States, and Cotisation sur la Valeur Ajoutée des
Entreprises ("CVAE'') in France.

Others	Year ended December 31,
	2024	2023	2022
Tax contingencies/settlements	263	43	(3)
Prior period taxes	(10)	(4)	14
Others	(3)	(9)	7
Total	250	30	18
Tax contingencies/settlements of 263, 43, and (3) at
December 31, 2024, 2023 and 2022, respectively, consist of
uncertain tax positions (see note 10.3)  including 202 recorded in 2024 for expected resolution of the tax disputes in the North
America segment.
10.2    Income tax recorded directly in equity and/or other
comprehensive income

	Year ended December 31,
	2024	2023	2022
Recognized in other comprehensive income on:
Deferred tax expense (benefit)
Gain (loss) on derivative financial instruments	(107)	(126)	(31)
Recognized actuarial gain (loss)	17	(18)	193
Foreign currency translation adjustments	4	110	143
	(86)	(34)	305
Recognized directly in equity on:
Deferred tax expense (benefit)
Loss related to repurchase of MCNs	—	(231)	—
	—	(231)	—

Total	(86)	(265)	305
10.3    Uncertain tax positions
The Company operates in multiple jurisdictions with complex
legal and tax regulatory environments. In certain of these
jurisdictions, ArcelorMittal has taken income tax positions that management believes are supportable and are intended to
withstand challenge by tax authorities. Some of these positions are inherently uncertain and include those relating to transfer pricing matters and the interpretation of income tax laws applied in complex transactions. The Company periodically reassesses its tax positions. Changes to the financial statement recognition, measurement and disclosure of tax positions are based on
management’s best judgment given any changes in the facts,
circumstances, information available and applicable tax
laws. Considering all available information and the history of resolving income tax uncertainties, the Company believes that the ultimate resolution of such matters will not have a material effect on the Company’s financial position, statements of
operations or cash flows beyond the income tax contingencies
recorded as of the reporting date. (see notes 9.2 and 9.3). 10.4    Deferred tax assets and liabilities
The origin of the deferred tax assets and liabilities is as follows:

	Assets		Liabilities		Net
	2024	2023	2024	2023	2024	2023
Intangible assets	21	19	(494)	(618)	(473)	(599)
Property, plant and equipment	289	412	(3,599)	(3,666)	(3,310)	(3,254)
Inventories	200	193	(60)	(73)	140	120
Financial instruments	23	16	(82)	(139)	(59)	(123)
Other assets	374	201	(652)	(499)	(278)	(298)
Provisions	692	815	(557)	(472)	135	343
Other liabilities	584	464	(109)	(126)	475	338
Tax losses and other tax benefits carried forward	9,733	10,302	—	—	9,733	10,302
Tax credits carried forward	241	208	—	—	241	208
Deferred tax assets (liabilities)	12,157	12,630	(5,553)	(5,593)	6,604	7,037
Deferred tax assets					8,942	9,469
Deferred tax liabilities					(2,338)	(2,432)
Deferred tax assets recognized by the Company as of December 31, 2024 included the following:

	Gross amount	Total deferred tax assets	Recognized deferred tax assets	Unrecognized deferred tax assets
Tax losses and other tax benefits carried forward	150,155	35,888	9,733	26,155
Tax credits carried forward	646	646	241	405
Other temporary differences	15,025	3,553	2,183	1,370
Total		40,087	12,157	27,930
Deferred tax assets recognized by the Company as of December 31, 2023 included the following:

	Gross amount	Total deferred tax assets	Recognized deferred tax assets	Unrecognized deferred tax assets
Tax losses and other tax benefits carried forward	139,108	34,360	10,302	24,058
Tax credits carried forward	690	690	208	482
Other temporary differences	13,140	3,108	2,120	988
Total		38,158	12,630	25,528
As of December 31, 2024, the majority of unrecognized deferred tax assets relates to tax losses carried forward attributable to various subsidiaries located in different jurisdictions (primarily
France, Germany, Luxembourg, Spain and South Africa) with
different statutory tax rates. At each reporting date, ArcelorMittal considers existing evidence, both positive and negative,
including the earnings history and results of recent operations, reversals of deferred tax liabilities, projected future taxable income, and planning strategies, that could impact the view with regard to future realization of these deferred tax assets.
The amount of the total deferred tax assets is the aggregate amount of the various recognized and unrecognized deferred
tax assets at the various subsidiaries and not the result of a computation with a given blended rate. The utilization of tax losses carried forward is restricted to the taxable income of the subsidiary or tax consolidation group to which it belongs. The utilization of tax losses carried forward may also be restricted by the character of the income, expiration dates and limitations on the yearly use of tax losses against taxable income.
At December 31, 2024, the total amount of accumulated tax
losses in Luxembourg with respect to the ArcelorMittal S.A. tax integration amounted to 130.3 billion, of which 35.5 billion is considered realizable, resulting in the recognition of 8.5 billion of deferred tax assets at the applicable income tax rate in
Luxembourg. At December 31, 2023, the total amount of
accumulated tax losses in Luxembourg with respect to the main tax consolidation amounted to approximately 120.6 billion, of which 35.3 billion was considered realizable, resulting in the recognition of 8.8 billion of deferred tax assets at the applicable income tax rate in Luxembourg. Under the Luxembourg tax
legislation, tax losses generated before 2017 can be carried forward indefinitely and are not subject to any specific yearly loss utilization limitations. The tax losses carried forward relate primarily to tax deductible write-down charges taken on
investments in shares of consolidated subsidiaries recorded by certain of ArcelorMittal’s holding companies in Luxembourg. Of the total tax losses carried forward, 69.7 billion may be subject to recapture in the future if the write-downs that caused them are reversed creating taxable income unless the Company
crystallizes them through sales or other organizational
restructuring activities.
The Company believes that it is probable that sufficient future taxable profits will be generated to support the recognized
deferred tax asset for tax losses carried forward in Luxembourg.
As part of its recoverability assessment the Company has taken into account (i) its most recent forecast approved by
management and the Board of Directors, (ii) the likelihood that the factors that have contributed to past losses in Luxembourg will not recur, (iii) the fact that ArcelorMittal in Luxembourg is the main provider of funding to the Company’s consolidated
subsidiaries, leading to significant amounts of taxable interest income on outstanding and future loans as updated based on
most recent funding strategy, (iv) the expected level of interest expenses in Luxembourg driven by the Group net debt level, (v)
the industrial franchise agreement whereby ArcelorMittal S.A.
licenses its business model for manufacturing, processing and distributing steel to group subsidiaries, and (vi) other significant and reliable sources of operational income earned from
ArcelorMittal’s European and worldwide operating subsidiaries for centralized distribution and procurement activities performed in Luxembourg. The Company has also considered the
implications of the net-zero path and its carbon emissions
intensity reduction targets on its future taxable profits
expectations in relation to the existing business models and the potential future financing of such projects, resulting in no major impact on the estimated level of future taxable profit. In
performing the assessment, the Company estimates at which
point in time its earnings projections are no longer reliable, and thus taxable profits are no longer probable. Accordingly, the
Company has established consistent forecast periods for its
different income streams for estimating probable future taxable profits, against which the unused tax losses can be utilized in
Luxembourg.
At December 31, 2024, based upon the level of historical
taxable income and projections for future taxable income over the periods in which the deductible temporary differences are anticipated to reverse, management believes it is probable that
ArcelorMittal will realize the benefits of the recognized deferred tax assets of 8.9 billion. The amount of future taxable income required to be generated by ArcelorMittal’s subsidiaries to utilize the deferred tax assets of 8.9 billion is at least 39.3 billion.
Historically, the Company has been able to generate sufficient taxable income and believes that it will generate sufficient levels of taxable income in the coming years to allow the Company to utilize tax benefits associated with tax losses carried forward and other deferred tax assets that have been recognized in its consolidated financial statements. Where the Company has had a history of recent losses, it relied on convincing other evidence such as the character of (historical) losses and planning
opportunities to support the deferred tax assets recognized.
As of December 31, 2024, ArcelorMittal recorded 132 of
deferred income tax liabilities in respect of deferred taxation that would arise if temporary differences on investments in
subsidiaries, associates and interests in joint ventures were to be realized in the foreseeable future as compared to 168 as of
December 31, 2023. No deferred tax liability has been
recognized in respect of other temporary differences on
investments in subsidiaries, associates and interests in joint ventures because the Company is able to control the timing of the reversal of the temporary difference and it is probable that such differences will not reverse in the foreseeable future. The amount of these unrecognized deferred tax liabilities is 898 at
December 31, 2024 (870 at December 31, 2023).
10.5    Tax losses, tax credits and other tax benefits carried
forward
At December 31, 2024, the Company had total estimated tax
losses carried forward and other tax benefits of 150.2 billion.
This includes net operating losses and other tax benefits of 25.5 billion primarily related to subsidiaries in the Basque Country in
Spain, Luxembourg, Mexico, Poland and the United States,
which expire as follows:

Year expiring	Recognized	Unrecognized	Total
2025	9	66	75
2026	10	33	43
2027	10	30	40
2028	16	181	197
2029	18	176	194
2030 - 2045	998	23,961	24,959
Total	1,061	24,447	25,508
The remaining tax losses carried forward and other tax benefits for an amount of 124.7 billion (of which 39.6 billion are
recognized and 85.1 billion are unrecognized) are carried
forward for unlimited period of time and primarily relate to the
Company’s operations in Brazil, France, Germany, Luxembourg, and Spain.
At December 31, 2024, the Company also had total estimated
tax credits carried forward of 646.
Such amount includes tax credits of 462 (of which 105
recognized and 357 unrecognized) primarily attributable to
subsidiaries in the Basque country in Spain and Luxembourg
which expire as follows:

Year expiring	Recognized	Unrecognized	Total
2025	—	1	1
2026	—	1	1
2027	—	1	1
2028	—	1	1
2029	—	1	1
2030 - 2045	105	352	457
Total	105	357	462
The remaining tax credits for an amount of 184 of which 136 are recognized and 48 are unrecognized) are indefinite and
primarily attributable to the Company’s operations in Spain and the United States.
Tax losses, tax credits and other tax benefits carried forward are denominated in the currency of the countries in which the
respective subsidiaries are located and operate, except for
Luxembourg where the tax losses are mainly denominated in
U.S. dollar. Fluctuations in currency exchange rates could
impact the U.S. dollar equivalent value of these tax losses
carried forward in future years.